CONFIDENTIAL

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED
FEB 1 5 2005
OFFICE OF THE SECRETARY

FORM 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

13FCON P 8/14/05

Check here if Amendment [ ]; Amendment Number:__________ [redacted]

This Amendment (Check only one):

[ ] is a restatement.

[ ] adds new holdings entries.

05077052

Institutional Investment Manager Filing this Report:

Name:	Thomas W. Smith			
Address:	323 Railroad Avenue	Greenwich	CT	06830
	(Street)	(City)	(State)	(Zip)

Form 13F File Number: ~~028-01909~~ ~~28-4484~~/ 28-4481/

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

CONFIDENTIAL TREATMENT EXPIRED

Person Signing this Report on Behalf of Reporting Manager:

Name:	Thomas W. Smith
Title:	Investment Manager
Phone:	203-661-1200

Signature, Place, and Date of Signing:

/s/ Thomas W. Smith
[*Signature*]

Greenwich, CT
[*City, State*]

February 14, 2005
[*Date*]

PROCESSED
JAN 1 1 2007
THOMSON
FINANCIAL

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $18,081 (thousands)

List of Other Included Managers:

No.	Form 13F File No.:	Name:
01	028-10290	Scott J. Vassalluzzo

CONFIDENTIAL

FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
W HOLDING CO INC.*	COM	929251106	47	2040	SH		SOLE		2040		
W HOLDING CO INC.*	COM	929251106	18034	786146	SH		OTHER	01	786146		

*Position A